The Nature of Expenses	12 Months Ended
Dec. 31, 2017
Disclosure of Expenses By Nature Explanatory [Abstract]
Disclosure of expenses by nature [text block]
29.	The Nature of Expenses

(a)	Depreciation of property, plant and equipment

	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Recognized in cost of sales	$31,660,279	34,305,760	42,558,430
Recognized in operating expenses(i)	4,140,951	4,228,015	4,293,057
	$35,801,230	38,533,775	46,851,487

(b)	Amortization of intangible assets

	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Recognized in cost of sales	$628,606	1,159,465	892,566
Recognized in operating expenses(i)	-	-	1,796
	$628,606	1,159,465	894,362

(c)	Employee benefits expenses

	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Salaries and wages	$37,818,321	33,283,639	34,161,791
Labor and health insurances	1,967,688	1,804,900	1,879,782
Retirement benefits	1,917,136	2,098,013	2,351,109
Other employee benefits	3,197,324	3,024,372	2,910,576
	$44,900,469	40,210,924	41,303,258

Employee benefits expense summarized by function
Recognized in cost of sales	$34,703,579	30,950,614	32,781,145
Recognized in operating expenses(i)	10,196,890	9,260,310	8,522,113
	$44,900,469	40,210,924	41,303,258

(i)	Operating expenses are inclusive of selling and distribution expenses, general and administrative expenses and research and development expenses.